KEY MANAGEMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2021
KEY MANAGEMENT TRANSACTIONS

25. KEY MANAGEMENT TRANSACTIONS

Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	2021	2020
	$	$
Salaries, fees and benefits	1,342	1,510
Director’s fees	311	285
Share-based payments	970	1,175
	2,623	2,970